Label	Element	Value
MomentumShares International Quantitative Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001592900_SupplementTextBlock	MomentumShares International Quantitative Momentum ETF (IMOM) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated January 31, 2017, as previously supplemented
Risk/Return [Heading]	rr_RiskReturnHeading	MomentumShares International Quantitative Momentum ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Seasonality” is deleted in its entirety and replaced with the following:

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each March, June, September, and December, one month ahead of each calendar quarter-end. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.